TAX EXPENSE (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,361)	£ (1,298)	£ (1,148)
Deferred tax expense	(26)	(156)	(478)
Tax expense	(1,387)	(1,454)	(1,626)
UK Corporation Tax [Member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,389)	(1,280)	(1,240)
Adjustments in respect of prior years	96	11	122
Current tax expense	(1,293)	(1,269)	(1,118)
Foreign Tax [Member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(70)	(34)	(40)
Adjustments in respect of prior years	2	5	10
Current tax expense	(68)	(29)	(30)
DeferredTax[Member]
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current year	(165)	(127)	(430)
Adjustments in respect of prior years	£ 139	£ (29)	£ (48)

[1]	Restated, see note 1.